Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

In accordance with ASC 855-140, Subsequent Events, the Company analyzed its operations subsequent to September 30, 2018, through the date the financial statements were available to be issued and has determined that there are no material subsequent events to disclose in these financial statements other than the following.

On October 2, 2018, the Company announced that it has formally completed the closing of a definitive asset purchase agreement, completing the acquisition of a majority interest in Recipe Food.

On October 5, 2018, the Company received $50,000 for the sale of its Series E preferred stock to Geneva (See Note 10).

On October 15, 2018, the Company entered into a letter of intent (the “LOI”) concerning the Company’s potential acquisition of intellectual property assets pertaining to “VitaminFIZZ.”  Pursuant to the terms of the LOI, the closing of such transaction is expected to occur no later than November 30, 2018, and the purchase price will be $60,000 payable in cash. Additionally, in connection with such closing, the seller of such assets will enter into a confidentiality, non-competition and non-solicitation agreement having a term of five years. Pursuant to the LOI, the definitive agreement is to contain customary representations, warranties and conditions to closing.

Subsequent to September 30, 2018, L2 converted $21,560 into 98,000,000 shares of common stock.

14. Subsequent Events

a)	Subsequent to year end the deposit due to TruFood was paid in full.
b)	Subsequent to year end Adar Bays converted $11,159.39 of principal into 11,702,490 shares of common stock. In Addition, GW holdings, also converted $16,000.00 in principal into 29,023,731 shares of common stock
c)	On January 4th 2018, the Company issued a convertible note payable of $25,000. The note bears interest at an annual rate of 10% per annum, is uncollateralized, and matures 1 year after the date of issuance. Monthly payment are required beginning on the maturity date. The note becomes convertible September 13, 2018.
d)	On January 14th 2018 the Company issued a convertible note payable of $25,000. The note bears interest at an annual rate of 10% per annum, is uncollateralized and matures 1 year after the date of issuance. Monthly payment are required beginning on the maturity date. The note becomes convertible September 13, 2018.
e)	Refer to 8-K’s filed subsequent to year end.
f)	Subsequent to year end the articles were amended to increase the authorized to 1 billion.